Expenses by nature - Schedule of Expenses by nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expenses	$ 142,032,000	$ 107,537,000	$ 118,313,000
Selling and marketing expenses	22,101,000	0	0
General and administrative expenses	55,130,000	14,202,000	8,768,000
Total operating expense	219,263,000	121,739,000	127,081,000
External Costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expenses	97,768,000	82,621,000	99,067,000
Selling and marketing expenses	11,887,000	0	0
General and administrative expenses	13,637,000	9,067,000	3,832,000
Employee Expenses
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expenses	44,264,000	24,916,000	19,246,000
Selling and marketing expenses	10,214,000	0	0
General and administrative expenses	$ 41,493,000	$ 5,135,000	$ 4,936,000